Taxes (Details) - Schedule of tax payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of tax payable [Abstract]
VAT taxes payable	$ 197	$ 39	$ (5)
Other taxes payable	468	335	15
Totals	$ 665	$ 374	$ 10